OTHER ASSETS	12 Months Ended
Jun. 30, 2018
Other Assets [Abstract]
OTHER ASSETS
NOTE 9 -	OTHER ASSETS

Other assets as of June 30, 2018 and 2017 consisted of:

	2018	2017
Deposits for other loans (Note 10)	$604,748	$590,616
Prepaid insurance	-	166,250
Advance payment to third party companies	41,921	52,517
Other receivables	7,910	6,601
	$654,579	$815,984

Advance payment to the third party companies as of June 30, 2018 and 2017 represented amounts prepaid by Jinshang Leasing and Dongsheng Guarantee for expense related car gasoline and office rentals.